AST BOND PORTFOLIO 2034
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 94.2%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	694,474	$7,423,927
(cost $6,858,955)

Short-Term Investment — 1.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $137,165)	137,165	137,165

TOTAL INVESTMENTS—95.9% (cost $6,996,120)(wa)		7,561,092

Other assets in excess of liabilities(z) — 4.1%		320,248

Net Assets — 100.0%		$7,881,340

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
97	10 Year U.S. Ultra Treasury Notes	Jun. 2025	$11,070,125	$128,782
Short Positions:
10	2 Year U.S. Treasury Notes	Jun. 2025	2,071,719	(7,716)
29	5 Year U.S. Treasury Notes	Jun. 2025	3,136,531	(25,057)
26	10 Year U.S. Treasury Notes	Jun. 2025	2,891,688	(34,799)
9	20 Year U.S. Treasury Bonds	Jun. 2025	1,055,531	(11,676)
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	611,250	(10,273)
				(89,521)
				$39,261
Other information regarding the Portfolio is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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